Income Taxes - Summary of Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Research tax credits—Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 326,551	$ 245,534
NOL carryforwards—Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,030,123	6,599,499
NOL carryforwards—State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,030,123	6,599,499
Local
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 15,399,777	$ 20,398,658